Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the year	£ (30,682)	£ (21,412)	£ (13,840)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(12)	(11)	12
Other comprehensive (expense) income for the year	(12)	(11)	12
Total comprehensive loss for the year	(30,694)	(21,423)	(13,828)
Attributable to:
Equity holders of the Company	£ (30,694)	£ (21,423)	£ (13,828)